Note 15 - Earnings (Loss) Per Share (Details Textual) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	160,388,575	185,500,550	207,837,900
Share-based Payment Arrangement, Option, Exercise Price Range, Lower Range Limit	$ 0.027	$ 0.0274	$ 0.0274
Share-based Payment Arrangement, Option, Exercise Price Range, Upper Range Limit	$ 0.1636	$ 0.1636	$ 0.1636
Restricted Stock Units (RSUs) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	6,214,513	72,117,700	57,937,850